Other financial liabilities (Schedule of detailed information about other financial liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Derivative liabilities	$ 15,312	$ 10,295
Embedded derivatives	0	9,074
Other financial liabilities at amortized cost	9,401	8,707
Other financial liabilities, current	24,713	28,076
Non-current
Deferred Rosemont acquisition consideration	25,961	24,491
Gold prepayment liability	137,031	0
Other financial liabilities at amortized cost	31,386	15,293
Other financial liabilities, non-current	194,378	39,784
Other financial liabilities	$ 219,091	$ 67,860